Schedule of Debt Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 929,978
2014	1,713
2015	2,274
2016	2,305
2017	32,763
Thereafter	1,817,026
Total	2,786,059
Non Recourse VIE Financing Structures
2013	4,786
2014	1,713
2015	2,274
2016	2,305
2017	32,763
Thereafter	1,817,026
Total	1,860,867
Recourse Financing Structures Unlevered Assets and Other Liabilities
2013	925,192
2014
2015
2016
2017
Thereafter
Total	$ 925,192